SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Advertising, Marketing, and Investor Relations	$ 872,996	$ 1,842,624	$ 3,013,764	$ 4,380,924
Compliance fees	25,410	229,033	127,746	420,313
Contract Work	79,518	93,479	379,384	152,236
Other	289,275	215,771	827,055	392,378
Office and Miscellaneous Expenses	$ 1,267,199	$ 2,380,907	$ 4,347,949	$ 5,345,851